SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 723,944	$ 391,408
Less: accumulated depreciation and amortization	(33,769)
Property and equipment, net	690,175	391,408
Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	30,348
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	20,069
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	27,411
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 646,116	$ 391,408